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                      METROPOLITAN LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT NO. 13S

          Individual Flexible Premium Variable Life Insurance Policies
                                     (LCL2)

                       Supplement dated January 16, 2015
                    to the Prospectus dated November 3, 2003

This supplement updates certain information contained in the prospectus, as supplemented, for the above-referenced variable life insurance policies. You should read and retain this supplement.

Effective immediately, we will no longer accept premium payments or transfers of cash value into the investment division of Separate Account No. 13S that invests in the following Portfolio:

     .    VT Opportunity Fund - Class I of the Wells Fargo Variable Trust

If you have any questions, you may call us at 908-253-1400.